Pioneer High Yield Fund
Schedule of Investments  |  July 31, 2024

A: TAHYX	C: PYICX	R: TYHRX	Y: TYHYX

Schedule of Investments  |  7/31/24
(Consolidated) (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 100.8%
	Senior Secured Floating Rate Loan Interests — 1.1% of Net Assets*(a)
	Auto Parts & Equipment — 0.4%
2,254,651	First Brands Group LLC, First Lien 2021 Term Loan, 10.514% (Term SOFR + 500 bps), 3/30/27	$ 2,243,553
	Total Auto Parts & Equipment	$2,243,553

	Building & Construction Products — 0.1%
540,000	MI Windows and Doors LLC, 2024 Incremental Term Loan, 8.844% (Term SOFR + 350 bps), 3/28/31	$ 542,363
	Total Building & Construction Products	$542,363

	Computer Services — 0.1%
640,000(b)	Amazon Holdco, Inc., Seven-Year Term Loan, 7/30/31	$ 642,400
	Total Computer Services	$642,400

	Cruise Lines — 0.2%
1,425,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.844% (Term SOFR + 350 bps), 5/1/31	$ 1,432,125
	Total Cruise Lines	$1,432,125

	Electric-Generation — 0.2%
992,611	Generation Bridge Northeast LLC, Term Loan B, 8.844% (Term SOFR + 350 bps), 8/22/29	$ 1,001,710
	Total Electric-Generation	$1,001,710

	Medical-Drugs — 0.1%
655,000	Endo Finance Holdings, Inc., Initial Term Loan, 9.783% (Term SOFR + 450 bps), 4/23/31	$ 657,388
	Total Medical-Drugs	$657,388

	Total Senior Secured Floating Rate Loan Interests (Cost $6,434,721)	$6,519,539

1Pioneer High Yield Fund | 7/31/24

Shares		Value
	Common Stocks — 0.7% of Net Assets
	Automobile Components — 0.2%
127,021(c)	Ascent CNR Corp., Class A	$ 1,270,210
	Total Automobile Components	$1,270,210

	Chemicals — 0.0%†
148	LyondellBasell Industries NV, Class A	$ 14,720
	Total Chemicals	$14,720

	Financial Services — 0.0%†
138,656(c)+	Unifin Financiera SAB de CV	$ 8,931
	Total Financial Services	$8,931

	Household Durables — 0.0%†
1,443,476(c)	Desarrolladora Homex SAB de CV	$ 232
	Total Household Durables	$232

	Oil, Gas & Consumable Fuels — 0.0%†
48(c)	Amplify Energy Corp.	$ 361
	Total Oil, Gas & Consumable Fuels	$361

	Paper & Forest Products — 0.0%†
459,481+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.4%
126,641(c)	Grupo Aeromexico SAB de CV	$ 2,718,931
	Total Passenger Airlines	$2,718,931

	Pharmaceuticals — 0.1%
13,123(c)	Endo, Inc.	$ 379,189
	Total Pharmaceuticals	$379,189

	Professional Services — 0.0%†
190,086,798+	Atento S.A.	$ 5,807
	Total Professional Services	$5,807

	Total Common Stocks (Cost $2,735,614)	$4,398,381

Pioneer High Yield Fund | 7/31/242

Schedule of Investments  |  7/31/24
(Consolidated) (unaudited)  (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—0.0%† of Net Assets
153,035(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 6.296% (1 Month Term SOFR + 95 bps), 10/19/45	$ 140,004
152,139	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	65,299
	Total Collateralized Mortgage Obligations (Cost $149,975)	$205,303

	Convertible Corporate Bonds — 1.6% of Net Assets
	Banks — 0.0%†
IDR11,178,198,000	PT Bakrie & Brothers Tbk, 12/31/24	$ 35,748
	Total Banks	$35,748

	Commercial Services — 0.3%
1,895,000	Global Payments, Inc., 1.50%, 3/1/31 (144A)	$ 1,790,775
	Total Commercial Services	$1,790,775

	Energy-Alternate Sources — 0.3%
2,054,000(d)	Enphase Energy, Inc., 3/1/28	$ 1,773,475
	Total Energy-Alternate Sources	$1,773,475

	Entertainment — 0.5%
3,261,000(d)	DraftKings Holdings, Inc., 3/15/28	$ 2,746,949
	Total Entertainment	$2,746,949

	Pharmaceuticals — 0.1%
1,453,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 970,604
	Total Pharmaceuticals	$970,604

	Semiconductors — 0.2%
950,000	ON Semiconductor Corp., 0.50%, 3/1/29	$ 979,417
	Total Semiconductors	$979,417

	Software — 0.2%
1,372,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 1,231,416
	Total Software	$1,231,416

	Total Convertible Corporate Bonds (Cost $11,024,610)	$9,528,384

3Pioneer High Yield Fund | 7/31/24

Principal Amount USD ($)		Value
	Corporate Bonds — 89.8% of Net Assets
	Advertising — 2.2%
3,994,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 3,429,526
2,865,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	2,805,891
1,080,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	1,001,414
3,591,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	3,386,000
2,512,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	2,468,780
	Total Advertising	$13,091,611

	Aerospace & Defense — 0.7%
3,000,000	Bombardier, Inc., 7.00%, 6/1/32 (144A)	$ 3,067,399
1,100,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	1,190,533
	Total Aerospace & Defense	$4,257,932

	Airlines — 2.0%
1,646,719(e)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 1,578,074
701,100	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	651,835
557,083	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	553,353
795,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	776,877
1,647,193(a)	Gol Finance S.A., 15.844% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	1,762,497
1,000,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	999,532
5,177,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	4,123,873
1,620,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 7.875%, 5/1/27 (144A)	1,466,397
	Total Airlines	$11,912,438

	Auto Manufacturers — 2.0%
1,340,000	Ford Motor Co., 6.10%, 8/19/32	$ 1,356,088
950,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	902,996
3,955,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	3,808,111
1,635,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	1,608,935
1,825,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	1,787,630
Pioneer High Yield Fund | 7/31/244

Schedule of Investments  |  7/31/24
(Consolidated) (unaudited)  (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
1,000,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	$ 1,073,962
1,385,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	1,455,819
	Total Auto Manufacturers	$11,993,541

	Auto Parts & Equipment — 0.4%
2,176,000	Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 5/31/32 (144A)	$ 2,212,588
	Total Auto Parts & Equipment	$2,212,588

	Banks — 1.8%
120,000	Akbank TAS, 6.80%, 2/6/26 (144A)	$ 120,192
1,200,000(f)(g)(h)	Banco Santander S.A., 8.00% (5 Year CMT Index + 391 bps)	1,212,402
880,000(g)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	937,710
250,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	245,048
3,363,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	3,686,013
3,325,000	KeyBank N.A., 4.90%, 8/8/32	3,074,973
1,025,000(f)(g)(i)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	37,028
750,000(f)(g)(i)	Sovcombank Via SovCom Capital DAC, 7.75% (5 Year CMT Index + 638 bps) (144A)	21,094
1,360,000(g)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	1,366,545
	Total Banks	$10,701,005

	Building Materials — 2.6%
4,331,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 4,604,723
2,461,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	2,199,448
270,000	Builders FirstSource, Inc., 5.00%, 3/1/30 (144A)	258,329
1,895,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	1,884,037
3,035,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	2,500,880
1,215,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	1,232,736
5Pioneer High Yield Fund | 7/31/24

Principal Amount USD ($)		Value
	Building Materials — (continued)
1,406,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	$ 1,313,341
1,590,000(h)	Standard Building Solutions, Inc., 6.50%, 8/15/32 (144A)	1,592,892
	Total Building Materials	$15,586,386

	Chemicals — 4.8%
4,667,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	$ 4,660,890
3,244,000	NOVA Chemicals Corp., 4.25%, 5/15/29 (144A)	2,934,629
EUR580,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	673,795
5,940,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	6,312,254
4,241,000	Rain Carbon, Inc., 12.25%, 9/1/29 (144A)	4,583,999
EUR445,000	SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/1/26 (144A)	477,688
3,860,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	3,771,503
EUR1,855,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	2,167,668
2,853,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	2,598,559
	Total Chemicals	$28,180,985

	Coal — 0.8%
4,705,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 4,946,465
	Total Coal	$4,946,465

	Commercial Services — 5.2%
660,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 671,489
590,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	514,063
579,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	579,835
960,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	959,190
1,425,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,315,565
562,177(e)+	Atento Luxco 1 S.A., 20.00% (10.00% PIK or 10.00% Cash), 8/17/25 (144A)	511,019
2,868,000	Block, Inc., 6.50%, 5/15/32 (144A)	2,914,467
Pioneer High Yield Fund | 7/31/246

Schedule of Investments  |  7/31/24
(Consolidated) (unaudited)  (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
2,030,000	Brink's Co., 5.50%, 7/15/25 (144A)	$ 2,024,567
395,000	Brink's Co., 6.50%, 6/15/29 (144A)	402,535
2,773,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	2,828,313
295,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	284,017
1,232,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	1,142,198
1,880,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	1,939,970
3,758,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	3,781,732
2,961,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	2,755,903
2,943,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	2,933,326
4,511,000	Sotheby's, 7.375%, 10/15/27 (144A)	3,755,878
1,160,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	1,181,216
	Total Commercial Services	$30,495,283

	Computers — 1.1%
610,000(h)	Amentum Escrow Corp., 7.25%, 8/1/32 (144A)	$ 622,998
700,000	Fortress Intermediate 3, Inc., 7.50%, 6/1/31 (144A)	717,738
1,435,000	KBR, Inc., 4.75%, 9/30/28 (144A)	1,364,751
1,275,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	1,219,194
1,859,000	NCR Voyix Corp., 5.125%, 4/15/29 (144A)	1,776,051
635,000	NCR Voyix Corp., 5.25%, 10/1/30 (144A)	595,763
	Total Computers	$6,296,495

	Distribution/Wholesale — 0.3%
1,195,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 1,230,850
555,000	Windsor Holdings III LLC, 8.50%, 6/15/30 (144A)	584,141
	Total Distribution/Wholesale	$1,814,991

	Diversified Financial Services — 5.8%
700,000(i)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	$ 66,500
1,040,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	1,023,100
7Pioneer High Yield Fund | 7/31/24

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
1,390,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	$ 1,399,952
495,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	504,281
3,280,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	3,463,516
4,276,992(e)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	4,202,900
3,909,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	3,640,379
2,880,000(h)	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	2,875,751
1,150,000	OneMain Finance Corp., 3.875%, 9/15/28	1,050,547
1,958,000	OneMain Finance Corp., 5.375%, 11/15/29	1,881,587
810,000	OneMain Finance Corp., 7.875%, 3/15/30	844,559
1,330,000	OneMain Finance Corp., 9.00%, 1/15/29	1,410,176
4,535,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	4,409,632
EUR360,000	Sherwood Financing Plc, 4.50%, 11/15/26	347,962
GBP960,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	1,081,053
1,066,000+	Unifin Financiera SAB de CV, 8.375%, 1/27/28	—
2,227,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	2,147,190
3,905,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	3,846,504
	Total Diversified Financial Services	$34,195,589

	Electric — 3.5%
875,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$ 826,842
3,137,000	Calpine Corp., 5.00%, 2/1/31 (144A)	2,962,542
561,000	Calpine Corp., 5.25%, 6/1/26 (144A)	556,861
2,250,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	1,992,776
850,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	741,225
1,437,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	1,307,557
1,930,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	2,079,823
1,425,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	1,344,659
2,852,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	2,830,091
Pioneer High Yield Fund | 7/31/248

Schedule of Investments  |  7/31/24
(Consolidated) (unaudited)  (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
750,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	$ 814,483
4,755,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	5,024,870
	Total Electric	$20,481,729

	Electrical Components & Equipments — 1.1%
1,572,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 1,491,143
2,109,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	2,120,323
2,770,000	WESCO Distribution, Inc., 6.625%, 3/15/32 (144A)	2,821,743
	Total Electrical Components & Equipments	$6,433,209

	Electronics — 0.2%
1,225,000	EquipmentShare.com, Inc., 8.625%, 5/15/32 (144A)	$ 1,271,866
	Total Electronics	$1,271,866

	Entertainment — 1.4%
1,430,000	Allwyn Entertainment Financing UK Plc, 7.875%, 4/30/29 (144A)	$ 1,487,200
3,250,000	Banijay Entertainment SAS, 8.125%, 5/1/29 (144A)	3,365,286
1,265,000	Caesars Entertainment, Inc., 6.50%, 2/15/32 (144A)	1,281,694
1,576,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	1,621,724
600,000	Light & Wonder International, Inc., 7.50%, 9/1/31 (144A)	626,092
	Total Entertainment	$8,381,996

	Environmental Control — 0.6%
4,056,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 3,793,333
	Total Environmental Control	$3,793,333

	Food — 0.1%
530,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	$ 552,885
	Total Food	$552,885

9Pioneer High Yield Fund | 7/31/24

Principal Amount USD ($)		Value
	Forest Products & Paper — 0.4%
2,772,000	Mercer International, Inc., 5.125%, 2/1/29	$ 2,349,403
	Total Forest Products & Paper	$2,349,403

	Healthcare-Products — 1.0%
2,330,000	Medline Borrower LP, 3.875%, 4/1/29 (144A)	$ 2,174,390
395,000	Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29 (144A)	403,035
3,300,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	3,366,165
	Total Healthcare-Products	$5,943,590

	Healthcare-Services — 1.9%
3,915,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 3,546,794
1,960,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	1,959,814
5,802,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	5,752,552
	Total Healthcare-Services	$11,259,160

	Home Builders — 0.5%
155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 157,175
1,525,000	KB Home, 4.00%, 6/15/31	1,375,780
1,865,000	M/I Homes, Inc., 3.95%, 2/15/30	1,695,884
	Total Home Builders	$3,228,839

	Home Furnishings — 0.7%
4,814,000	Tempur Sealy International, Inc., 4.00%, 4/15/29 (144A)	$ 4,397,135
	Total Home Furnishings	$4,397,135

	Household Products/Wares — 0.7%
4,767,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 3,993,594
	Total Household Products/Wares	$3,993,594

	Internet — 1.0%
5,030,000(h)	Acuris Finance US, Inc./Acuris Finance Sarl, 9.00%, 8/1/29 (144A)	$ 5,081,051
855,000	ION Trading Technologies S.a.r.l., 9.50%, 5/30/29 (144A)	888,483
	Total Internet	$5,969,534

	Iron & Steel — 1.4%
2,892,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 2,902,449
Pioneer High Yield Fund | 7/31/2410

Schedule of Investments  |  7/31/24
(Consolidated) (unaudited)  (continued)
Principal Amount USD ($)		Value
	Iron & Steel — (continued)
2,094,000	Commercial Metals Co., 4.375%, 3/15/32	$ 1,913,256
4,004,000	TMS International Corp., 6.25%, 4/15/29 (144A)	3,716,958
	Total Iron & Steel	$8,532,663

	Leisure Time — 3.3%
3,665,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 3,656,094
595,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	643,220
1,600,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	1,640,000
2,910,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	2,896,992
5,166,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	5,437,143
965,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	1,025,878
1,860,000(h)	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	1,872,190
2,325,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	2,311,050
	Total Leisure Time	$19,482,567

	Lodging — 2.5%
630,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 633,070
1,598,981(j)	Grupo Posadas SAB de CV, 7.00%, 12/30/27 (144A)	1,448,303
2,754,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	2,590,328
1,870,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	1,888,332
2,880,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	2,865,525
2,510,000	MGM Resorts International, 6.50%, 4/15/32	2,518,488
2,556,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	2,579,587
	Total Lodging	$14,523,633

	Media — 4.8%
3,103,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 2,549,120
7,209,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	6,165,153
2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28 (144A)	2,180,130
2,869,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	2,786,558
11Pioneer High Yield Fund | 7/31/24

Principal Amount USD ($)		Value
	Media — (continued)
810,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	$ 817,954
1,000,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	395,036
600,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	240,529
2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	1,587,783
3,688,000	CSC Holdings LLC, 7.50%, 4/1/28 (144A)	2,067,733
385,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	348,036
2,605,000	Gray Television, Inc., 10.50%, 7/15/29 (144A)	2,718,335
4,506,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	4,393,497
85,000	Univision Communications, Inc., 7.375%, 6/30/30 (144A)	81,837
1,695,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	1,485,296
EUR855,000	Ziggo Bond Co. BV, 3.375%, 2/28/30 (144A)	809,677
	Total Media	$28,626,674

	Mining — 3.4%
3,886,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 3,630,921
2,631,000	Constellium SE, 3.75%, 4/15/29 (144A)	2,400,882
3,975,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	3,866,415
4,175,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	4,154,074
760,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	799,328
1,835,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	1,764,245
3,380,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	3,465,713
	Total Mining	$20,081,578

	Miscellaneous Manufacturing — 0.7%
4,005,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 4,179,402
	Total Miscellaneous Manufacturing	$4,179,402

	Oil & Gas — 8.5%
5,991,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 6,069,764
5,690,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	5,810,700
920,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	971,083
1,197,174	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	1,253,667
902,548	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	952,520
1,645,000	CITGO Petroleum Corp., 8.375%, 1/15/29 (144A)	1,714,044
Pioneer High Yield Fund | 7/31/2412

Schedule of Investments  |  7/31/24
(Consolidated) (unaudited)  (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
1,340,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	$ 1,447,345
2,210,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	2,376,584
1,155,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	1,130,011
3,587,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	3,489,167
3,557,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	3,487,361
1,750,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	1,766,779
2,790,000	Parkland Corp., 4.625%, 5/1/30 (144A)	2,593,927
2,347,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	2,346,424
2,185,000	Seadrill Finance, Ltd., 8.375%, 8/1/30 (144A)	2,303,047
3,895,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	3,745,559
1,539,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	1,616,619
560,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	582,407
1,735,000	Transocean, Inc., 6.80%, 3/15/38	1,489,364
1,110,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	1,133,387
1,110,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	1,136,315
3,264,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	3,151,681
	Total Oil & Gas	$50,567,755

	Oil & Gas Services — 0.9%
2,795,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 2,882,081
2,180,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	2,218,540
	Total Oil & Gas Services	$5,100,621

	Packaging & Containers — 2.0%
2,619,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 2,472,869
3,835,000	OI European Group BV, 4.75%, 2/15/30 (144A)	3,527,049
1,460,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	1,444,588
1,810,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	1,748,126
945,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	957,876
1,430,000	Sealed Air Corp., 7.25%, 2/15/31 (144A)	1,488,777
	Total Packaging & Containers	$11,639,285

13Pioneer High Yield Fund | 7/31/24

Principal Amount USD ($)		Value
	Pharmaceuticals — 3.8%
5,570,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 4,978,590
445,000	Endo Finance Holdings, Inc., 8.50%, 4/15/31 (144A)	468,995
2,659,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31 (144A)	2,447,069
5,897,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	5,508,483
3,781,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	3,478,502
2,554,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27	—
EUR2,815,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	2,995,166
778,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	753,963
778,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	755,103
1,025,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	1,106,726
2,645,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$22,492,597

	Pipelines — 4.4%
2,885,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	$ 3,051,343
1,215,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,210,587
2,927,000(f)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	2,917,671
547,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	538,878
685,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	569,991
665,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	585,929
1,313,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	1,178,485
3,115,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	3,180,855
1,295,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	1,324,173
4,916,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	5,030,789
2,120,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	2,167,411
400,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	416,575
Pioneer High Yield Fund | 7/31/2414

Schedule of Investments  |  7/31/24
(Consolidated) (unaudited)  (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
2,470,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	$ 2,595,643
920,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,023,490
	Total Pipelines	$25,791,820

	Private Equity — 0.7%
4,478,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	$ 4,275,441
	Total Private Equity	$4,275,441

	Real Estate — 0.4%
2,470,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 2,111,037
	Total Real Estate	$2,111,037

	REITs — 1.5%
115,000	GLP Capital LP/GLP Financing II, Inc., 6.75%, 12/1/33	$ 123,352
4,525,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	2,973,082
620,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	637,637
3,061,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	2,193,041
2,870,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	2,169,235
900,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	910,303
55,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	55,630
	Total REITs	$9,062,280

	Retail — 4.7%
1,881,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	$ 1,757,639
5,099,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	4,683,283
2,645,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	2,787,721
2,035,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	2,129,304
2,735,000	Gap, Inc., 3.625%, 10/1/29 (144A)	2,390,649
1,375,000	Gap, Inc., 3.875%, 10/1/31 (144A)	1,155,000
3,044,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	2,878,210
15Pioneer High Yield Fund | 7/31/24

Principal Amount USD ($)		Value
	Retail — (continued)
3,775,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	$ 3,555,020
1,680,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	1,761,897
2,951,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	2,882,262
1,836,000	Macy's Retail Holdings LLC, 6.125%, 3/15/32 (144A)	1,752,239
	Total Retail	$27,733,224

	Telecommunications — 2.5%
5,572,000	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 1,714,075
745,000	Altice France S.A., 5.125%, 1/15/29 (144A)	517,272
3,345,000	Altice France S.A., 5.125%, 7/15/29 (144A)	2,345,832
3,374,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	3,448,228
3,655,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	3,525,665
2,945,000	Zegona Finance Plc, 8.625%, 7/15/29 (144A)	3,004,268
	Total Telecommunications	$14,555,340

	Transportation — 1.5%
4,376,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 4,050,190
2,009,000	Danaos Corp., 8.50%, 3/1/28 (144A)	2,067,984
2,743,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	2,468,664
	Total Transportation	$8,586,838

	Total Corporate Bonds (Cost $544,297,043)	$531,084,337

Shares
	Preferred Stock — 0.3% of Net Assets
	Capital Markets — 0.3%
1,617,862	Atento preferred	$ 1,617,862
	Total Capital Markets	$1,617,862

	Total Preferred Stock (Cost $1,617,862)	$1,617,862

Pioneer High Yield Fund | 7/31/2416

Schedule of Investments  |  7/31/24
(Consolidated) (unaudited)  (continued)
Shares		Value
	Rights/Warrants — 0.0%† of Net Assets
	Health Care Providers & Services — 0.0%†
2,136(c)(k)	Option Care Health, Inc., 7/27/25	$ 5,319
2,136(c)(l)	Option Care Health, Inc., 12/31/25	3,097
	Total Health Care Providers & Services	$8,416

	Trading Companies & Distributors — 0.0%†
GBP63,875(c)(m)	Avation Plc, 1/1/59	$ 22,581
	Total Trading Companies & Distributors	$22,581

	Total Rights/Warrants (Cost $—)	$30,997

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Collateralized Reinsurance — 0.0%†
	Multiperil – Worldwide — 0.0%†
1,600,000(c)(n)+	Cypress Re 2017, 1/31/25	$ 160
555,123(c)(n)+	Dartmouth Re 2018, 1/31/25	17,811
		$17,971

	Total Collateralized Reinsurance	$17,971

	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
2,400,000(c)(o)+	Harambee Re 2018, 12/31/24	$ —
1,668,837(o)+	Harambee Re 2019, 12/31/24	3,505
		$3,505

	Multiperil – Worldwide — 0.0%†
643,077(c)(o)+	Lorenz Re 2019, 6/30/25	$ 12,283
550,000(c)(o)+	Viribus Re 2018, 12/31/24	—
233,537(c)(o)+	Viribus Re 2019, 12/31/24	—
419,863(c)(n)+	Woburn Re 2019, 12/31/24	57,794
		$70,077

	Total Reinsurance Sidecars	$73,582

	Total Insurance-Linked Securities (Cost $403,458)	$91,553

17Pioneer High Yield Fund | 7/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 5.1% of Net Assets
30,000,000(d)	U.S. Treasury Bills, 8/27/24	$ 29,885,535
	Total U.S. Government and Agency Obligations (Cost $29,885,491)	$29,885,535

Shares
	SHORT TERM INVESTMENTS — 2.2% of Net Assets
	Open-End Fund — 2.2%
12,929,778(p)	Dreyfus Government Cash Management, Institutional Shares, 5.21%	$ 12,929,778
		$12,929,778

	TOTAL SHORT TERM INVESTMENTS (Cost $12,929,778)	$12,929,778

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.8% (Cost $609,478,552)	$596,291,669
	OTHER ASSETS AND LIABILITIES — (0.8)%	$(4,939,589)
	net assets — 100.0%	$591,352,080

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $474,737,562, or 80.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2024.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
Pioneer High Yield Fund | 7/31/2418

Schedule of Investments  |  7/31/24
(Consolidated) (unaudited)  (continued)
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2024.
(h)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(i)	Security is in default.
(j)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at July 31, 2024.
(k)	Option Care Health, Inc., 7/27/25 warrants are exercisable into 2,136 shares.
(l)	Option Care Health, Inc., 12/31/25 warrants are exercisable into 2,136 shares.
(m)	Avation Plc, 1/1/59 warrants are exercisable into 63,875 shares.
(n)	Issued as participation notes.
(o)	Issued as preference shares.
(p)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Cypress Re 2017	1/24/2017	$5,378	$160
Dartmouth Re 2018	1/18/2018	185,202	17,811
Harambee Re 2018	12/19/2017	50,955	—
Harambee Re 2019	4/24/2019	—	3,505
Lorenz Re 2019	7/10/2019	104,762	12,283
Viribus Re 2018	12/22/2017	9,123	—
Viribus Re 2019	3/25/2019	—	—
Woburn Re 2019	1/30/2019	48,038	57,794
Total Restricted Securities			$91,553
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
19Pioneer High Yield Fund | 7/31/24

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
GBP	625,000	USD	807,455	HSBC Bank NA	9/27/24	$(3,582)
EUR	1,875,000	USD	2,049,241	Bank of America NA	10/25/24	(11,663)
USD	1,872,132	GBP	1,475,000	State Street Bank & Trust Co.	9/27/24	(25,007)
USD	9,612,762	EUR	8,950,000	State Street Bank & Trust Co.	9/27/24	(99,707)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(139,959)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
26,580,000	Markit CDX North America High Yield Index Series 42	Pay	5.00%	6/20/29	$(1,770,469)	$(184,164)	$(1,954,633)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(1,770,469)	$(184,164)	$(1,954,633)
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
1,583,400	Markit CDX North America High Yield Series 33	Receive	5.00%	12/20/24	$(466)	$34,144	$33,678
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(466)	$34,144	$33,678
TOTAL SWAP CONTRACTS					$(1,770,935)	$(150,020)	$(1,920,955)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Pioneer High Yield Fund | 7/31/2420

Schedule of Investments  |  7/31/24
(Consolidated) (unaudited)  (continued)
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
USD	— United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$6,519,539	$—	$6,519,539
Common Stocks
Automobile Components	—	1,270,210	—	1,270,210
Financial Services	—	—	8,931	8,931
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	2,718,931	—	2,718,931
Professional Services	—	—	5,807	5,807
All Other Common Stocks	394,502	—	—	394,502
Collateralized Mortgage Obligations	—	205,303	—	205,303
Convertible Corporate Bonds	—	9,528,384	—	9,528,384
Corporate Bonds
Commercial Services	—	29,984,264	511,019	30,495,283
Diversified Financial Services	—	34,195,589	—*	34,195,589
All Other Corporate Bonds	—	466,393,465	—	466,393,465
Preferred Stock	—	1,617,862	—	1,617,862
Rights/Warrants
Health Care Providers & Services	—	8,416	—	8,416
Trading Companies & Distributors	22,581	—	—	22,581
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	17,971	17,971
Reinsurance Sidecars
Multiperil – U.S.	—	—	3,505	3,505
Multiperil – Worldwide	—	—	70,077	70,077
U.S. Government and Agency Obligations	—	29,885,535	—	29,885,535
Open-End Fund	12,929,778	—	—	12,929,778
Total Investments in Securities	$13,346,861	$582,327,498	$617,310	$596,291,669
21Pioneer High Yield Fund | 7/31/24

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(139,959)	$—	$(139,959)
Centrally cleared swap contracts^	—	(150,020)	—	(150,020)
Total Other Financial Instruments	$—	$(289,979)	$—	$(289,979)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
Transfers are calculated on the beginning of period values. During the period ended July 31, 2024, three securities valued at $1,138,194 were transferred from Level 3 to Level 2, due to valuing the securities using significant observable inputs. There were no other transfers in or out of Level 3 during the period.
Pioneer High Yield Fund | 7/31/2422